Initial Public Offering (Details) - $ / shares			6 Months Ended	10 Months Ended
	May 30, 2023	May 24, 2023	Jun. 30, 2024	Dec. 31, 2023
Initial Public Offering [Line Items]
Initial business combination expire term	5 years		5 years	5 years
Shares price (in Dollars per share)				$ 10.05
After the closing business combination commercially efforts of business days			20 days
Effective within business days			60 days
Exercise price of warrants (in Dollars per share)				$ 0.01
Minimum number of trading days			20 days	20 years
Consecutive trading day threshold			30 days	30 years
Number of shares issued		575,000
Number of shares issued per unit	1
Redemption to the warrant holders				18
Redeemable Warrant [Member]
Initial Public Offering [Line Items]
Number of ordinary shares	1
Warrant [Member]
Initial Public Offering [Line Items]
Exercise price of warrants (in Dollars per share)			$ 0.01
Minimum redemption periods			30 days
Class A Ordinary Share [Member]
Initial Public Offering [Line Items]
Purchase price per share (in Dollars per share)	$ 11.5		$ 18
Number of ordinary shares	1
Shares price (in Dollars per share)			$ 11.5
Ordinary shares trading days			10 years
Exercise price of warrants (in Dollars per share)	$ 11.5
Class A Ordinary Share [Member] | Warrant [Member]
Initial Public Offering [Line Items]
Purchase price per share (in Dollars per share)	$ 11.5
Number of ordinary shares	1		1
Warrants issued			20,150,000
Warrants shares outstanding			20,150,000	20,150,000
Shares price (in Dollars per share)				$ 11.5
Exercise price of warrants (in Dollars per share)			$ 18	$ 18
Warrants shares issued				20,150,000
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Sale of unit	25,000,000
Purchase price per share (in Dollars per share)	$ 10
Shares price (in Dollars per share)	$ 10.05
Number of shares issued	25,000,000
Initial Public Offering [Member] | Class A Ordinary Share [Member]
Initial Public Offering [Line Items]
Purchase price per share (in Dollars per share)	$ 11.5
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of unit	3,000,000
Number of shares issued	3,000,000